LEASES - Schedule of Expense Relating to Payments Not Included in Measurement of Lease Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Short-term leases	$ 317	$ 567	$ 441